Accounts Receivable and Unbilled Receivable (Details) - Schedule of Accounts Receivables and Unbilled Receivables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivables and Unbilled Receivables [Abstract]
Accounts receivables	$ 2,154	$ 3,659
Unbilled receivables	799	804
Total	$ 2,953	$ 4,463